Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000215155 | China Resources Mixc Lifestyle Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000215155 | CRRC
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215155 | Tencent Music Entertainment Group
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215155 | Xiamen Faratronic
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215155 | H World Group
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215155 | ZTO Express Cayman
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215155 | Focus Media Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000215155 | Hongfa Technology
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215155 | KE Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215155 | Yantai Jereh Oilfield Services Group
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215155 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000215155 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000215155 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000215155 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000215155 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000215155 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000215155 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000215155 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000215155 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000215155 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000215156 | China Resources Mixc Lifestyle Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000215156 | CRRC
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215156 | Tencent Music Entertainment Group
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215156 | Xiamen Faratronic
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215156 | H World Group
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215156 | ZTO Express Cayman
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215156 | Focus Media Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000215156 | Hongfa Technology
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215156 | KE Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215156 | Yantai Jereh Oilfield Services Group
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215156 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000215156 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000215156 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000215156 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000215156 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000215156 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000215156 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000215156 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000215156 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000215156 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.20%